Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Aug. 31, 2014	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000202326
Account Value [Line Items]
Account Value	$ 10,009	$ 12,541	$ 12,420	$ 12,353	$ 12,192	$ 12,192	$ 12,098	$ 12,057	$ 11,936	$ 11,706	$ 11,498	$ 11,537	$ 11,485	$ 11,433	$ 11,355	$ 11,303	$ 11,290	$ 11,108	$ 11,199	$ 11,160	$ 10,952	$ 10,921	$ 10,849	$ 10,873	$ 11,137	$ 11,113	$ 10,981	$ 11,341	$ 11,521	$ 11,641	$ 11,665	$ 11,797	$ 11,905	$ 11,829	$ 11,864	$ 11,910	$ 11,910	$ 11,876	$ 11,922	$ 11,864	$ 11,818	$ 11,737	$ 11,737	$ 11,597	$ 11,505	$ 11,279	$ 10,956	$ 10,922	$ 10,967	$ 10,900	$ 10,744	$ 10,633	$ 10,454	$ 10,276	$ 11,090	$ 11,123	$ 11,067	$ 10,968	$ 10,914	$ 10,904	$ 10,850	$ 10,796	$ 10,732	$ 10,646	$ 10,678	$ 10,571	$ 10,517	$ 10,442	$ 10,302	$ 10,387	$ 10,499	$ 10,549	$ 10,529	$ 10,499	$ 10,468	$ 10,509	$ 10,570	$ 10,539	$ 10,580	$ 10,580	$ 10,488	$ 10,468	$ 10,488	$ 10,428	$ 10,378	$ 10,378	$ 10,318	$ 10,318	$ 10,278	$ 10,248	$ 10,258	$ 10,228	$ 10,137	$ 10,067	$ 10,077	$ 9,997	$ 9,987	$ 9,927	$ 9,827	$ 9,837	$ 9,797	$ 9,717	$ 9,657	$ 9,737	$ 9,787	$ 9,896	$ 9,915	$ 9,838	$ 9,972	$ 10,010	$ 10,000	$ 10,096	$ 10,096	$ 10,058	$ 10,058	$ 9,934	$ 9,886	$ 9,936	$ 9,936	$ 9,936
C000202324
Account Value [Line Items]
Account Value	9,609	11,739	11,639	11,564	11,425	11,425	11,338	11,300	11,187	10,974	10,779	10,816	10,779	10,730	10,657	10,609	10,596	10,426	10,511	10,487	10,292	10,262	10,194	10,217	10,476	10,443	10,330	10,669	10,838	10,951	10,974	11,109	11,211	11,144	11,177	11,221	11,232	11,199	11,242	11,188	11,144	11,078	11,068	10,947	10,871	10,652	10,346	10,314	10,367	10,314	10,166	10,061	9,892	9,723	10,493	10,536	10,483	10,386	10,335	10,335	10,284	10,233	10,171	10,090	10,131	10,029	9,978	9,906	9,784	9,857	9,973	10,021	10,002	9,973	9,944	9,983	10,050	10,021	10,070	10,070	9,983	9,960	9,979	9,931	9,893	9,893	9,835	9,835	9,797	9,778	9,778	9,758	9,672	9,605	9,624	9,547	9,538	9,480	9,394	9,403	9,365	9,288	9,231	9,317	9,365	9,471	9,490	9,426	9,545	9,590	9,581	9,673	9,673	9,636	9,636	9,526	9,480	9,530	9,539	9,530
C000202325
Account Value [Line Items]
Account Value	10,000	11,525	11,427	11,353	11,217	11,217	11,131	11,094	10,983	10,774	10,583	10,618	10,583	10,535	10,463	10,415	10,403	10,236	10,319	10,296	10,104	10,075	10,008	10,030	10,285	10,252	10,140	10,476	10,656	10,768	10,802	10,936	11,049	10,981	11,035	11,079	11,101	11,068	11,123	11,079	11,046	10,981	10,981	10,871	10,794	10,583	10,283	10,261	10,326	10,272	10,133	10,036	9,875	9,714	10,486	10,529	10,486	10,404	10,352	10,363	10,321	10,268	10,216	10,143	10,185	10,091	10,049	9,976	9,861	9,945	10,065	10,124	10,104	10,094	10,065	10,114	10,184	10,164	10,214	10,224	10,144	10,124	10,154	10,104	10,065	10,075	10,025	10,035	10,005	9,985	9,995	9,975	9,895	9,835	9,855	9,785	9,785	9,735	9,646	9,666	9,626	9,556	9,506	9,596	9,656	9,765	9,794	9,727	9,861	9,918	9,918	10,014	10,023	9,985	9,995	9,890	9,842	9,899	9,917	9,917
C000202327
Account Value [Line Items]
Account Value	10,009	12,621	12,513	12,432	12,283	12,270	12,175	12,135	12,013	11,784	11,575	11,614	11,562	11,510	11,431	11,379	11,366	11,183	11,261	11,222	11,013	10,984	10,911	10,936	11,201	11,177	11,044	11,406	11,575	11,695	11,719	11,864	11,972	11,888	11,923	11,969	11,969	11,934	11,981	11,923	11,876	11,795	11,783	11,655	11,562	11,327	11,003	10,970	11,014	10,947	10,791	10,679	10,500	10,321	11,126	11,171	11,115	11,006	10,953	10,942	10,888	10,834	10,769	10,683	10,716	10,608	10,543	10,468	10,339	10,416	10,527	10,588	10,558	10,527	10,487	10,527	10,598	10,568	10,609	10,609	10,517	10,488	10,508	10,448	10,398	10,398	10,338	10,338	10,298	10,268	10,268	10,238	10,147	10,077	10,087	10,007	9,997	9,937	9,837	9,857	9,807	9,727	9,657	9,737	9,787	9,896	9,915	9,838	9,972	10,010	10,000	10,096	10,096	10,058	10,058	9,934	9,886	9,936	9,936	9,936
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,055	9,939	9,672	9,658	9,533	9,780	9,726	9,850	9,988	9,589	9,129	9,239	9,517	9,649	9,583	9,584	9,775	9,732	9,434	9,758	9,448	9,397	8,975	9,037	9,526	9,918	9,711	10,033	10,006	10,586	10,918	11,050	11,281	11,297	11,330	11,357	11,563	11,611	11,458	11,560	11,453	11,310	11,532	11,734	11,838	11,681	11,473	11,462	11,503	11,521	11,165	11,066	11,018	10,806	11,053	10,980	10,841	10,778	10,861	10,789	10,900	10,682	10,712	10,480	10,340	10,371	10,242	10,302	10,147	9,946	9,915	10,027	10,114	10,104	10,121	10,166	10,243	10,410	10,301	10,393	10,270	10,235	10,122	10,161	10,253	10,153	9,985	9,994	9,841	9,732	9,717	9,671	9,563	9,607	10,005	10,290	10,234	10,284	10,207	9,917	10,052	9,920	9,659	9,449	9,368	9,318	9,475	9,455	9,407	9,396	9,375	9,416	9,588	9,487	9,579	9,658	9,673	9,740	9,776	9,774
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,055	9,939	9,672	9,658	9,533	9,780	9,726	9,850	9,988	9,589	9,129	9,239	9,517	9,649	9,583	9,584	9,775	9,732	9,434	9,758	9,448	9,397	8,975	9,037	9,526	9,918	9,711	10,033	10,006	10,586	10,918	11,050	11,281	11,297	11,330	11,357	11,563	11,611	11,458	11,560	11,453	11,310	11,532	11,734	11,838	11,681	11,473	11,462	11,503	11,521	11,165	11,066	11,018	10,806	11,053	10,980	10,841	10,778	10,861	10,789	10,900	10,682	10,712	10,480	10,340	10,371	10,242	10,302	10,147	9,946	9,915	10,027	10,114	10,104	10,121	10,166	10,243	10,410	10,301	10,393	10,270	10,235	10,122	10,161	10,253	10,153	9,985	9,994	9,841	9,732	9,717	9,671	9,563	9,607	10,005	10,290	10,234	10,284	10,207	9,917	10,052	9,920	9,659	9,449	9,368	9,318	9,475	9,455	9,407	9,396	9,375	9,416	9,588	9,487	9,579	9,658	9,673	9,740	9,776	9,774
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,055	9,939	9,672	9,658	9,533	9,780	9,726	9,850	9,988	9,589	9,129	9,239	9,517	9,649	9,583	9,584	9,775	9,732	9,434	9,758	9,448	9,397	8,975	9,037	9,526	9,918	9,711	10,033	10,006	10,586	10,918	11,050	11,281	11,297	11,330	11,357	11,563	11,611	11,458	11,560	11,453	11,310	11,532	11,734	11,838	11,681	11,473	11,462	11,503	11,521	11,165	11,066	11,018	10,806	11,053	10,980	10,841	10,778	10,861	10,789	10,900	10,682	10,712	10,480	10,340	10,371	10,242	10,302	10,147	9,946	9,915	10,027	10,114	10,104	10,121	10,166	10,243	10,410	10,301	10,393	10,270	10,235	10,122	10,161	10,253	10,153	9,985	9,994	9,841	9,732	9,717	9,671	9,563	9,607	10,005	10,290	10,234	10,284	10,207	9,917	10,052	9,920	9,659	9,449	9,368	9,318	9,475	9,455	9,407	9,396	9,375	9,416	9,588	9,487	9,579	9,658	9,673	9,740	9,776	9,774
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 10,055	$ 9,939	$ 9,672	$ 9,658	$ 9,533	$ 9,780	$ 9,726	$ 9,850	$ 9,988	$ 9,589	$ 9,129	$ 9,239	$ 9,517	$ 9,649	$ 9,583	$ 9,584	$ 9,775	$ 9,732	$ 9,434	$ 9,758	$ 9,448	$ 9,397	$ 8,975	$ 9,037	$ 9,526	$ 9,918	$ 9,711	$ 10,033	$ 10,006	$ 10,586	$ 10,918	$ 11,050	$ 11,281	$ 11,297	$ 11,330	$ 11,357	$ 11,563	$ 11,611	$ 11,458	$ 11,560	$ 11,453	$ 11,310	$ 11,532	$ 11,734	$ 11,838	$ 11,681	$ 11,473	$ 11,462	$ 11,503	$ 11,521	$ 11,165	$ 11,066	$ 11,018	$ 10,806	$ 11,053	$ 10,980	$ 10,841	$ 10,778	$ 10,861	$ 10,789	$ 10,900	$ 10,682	$ 10,712	$ 10,480	$ 10,340	$ 10,371	$ 10,242	$ 10,302	$ 10,147	$ 9,946	$ 9,915	$ 10,027	$ 10,114	$ 10,104	$ 10,121	$ 10,166	$ 10,243	$ 10,410	$ 10,301	$ 10,393	$ 10,270	$ 10,235	$ 10,122	$ 10,161	$ 10,253	$ 10,153	$ 9,985	$ 9,994	$ 9,841	$ 9,732	$ 9,717	$ 9,671	$ 9,563	$ 9,607	$ 10,005	$ 10,290	$ 10,234	$ 10,284	$ 10,207	$ 9,917	$ 10,052	$ 9,920	$ 9,659	$ 9,449	$ 9,368	$ 9,318	$ 9,475	$ 9,455	$ 9,407	$ 9,396	$ 9,375	$ 9,416	$ 9,588	$ 9,487	$ 9,579	$ 9,658	$ 9,673	$ 9,740	$ 9,776	$ 9,774
BlackRock Global Long/Short Credit Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
BlackRock Global Long/Short Credit Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
BlackRock Global Long/Short Credit Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
BlackRock Global Long/Short Credit Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index